Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Group include the Subsidiaries

The consolidated financial statements of the Group include the following subsidiaries:

			% of equity interest held by Dlocal
Entity name	Country of incorporation	Principal activities	2021	2020
Dlocal Group Limited (1)	Malta	Holding Company	100%	100%
Dlocal Limited	Malta	Payments provider	99.999%	99.999%
Dlocal LLP	United Kingdom	Payments provider	99.999%	99.999%
Dlocal Corp LLP	United Kingdom	Payments provider	99.99%	99.99%
Dlocal Inc.	United States of America	Holding Company	100%	100%
Dlocal PTE Limited	Singapore	Holding Company	100%	100%
Dlocal Technologies S.A.	Uruguay	Service provider	100%	100%
Dlocal Markets Limited	Malta	Holding Company	100%	100%
Dlocal Israel Limited	Israel	Service provider	100%	100%
Dlocal Brasil Instituição de Pagamento S.A.	Brazil	Collection agent	100%	100%
Demerge Brasil Facilitadora de Pagamentos Ltda.	Brazil	Collection agent	100%	100%
Dlocal Brasil Holding Financeira	Brazil	Holding Company	100%	—
Dlocal Argentina S.A.	Argentina	Collection agent	100%	100%
Demerge Argentina S.A.	Argentina	Service provider	100%	—
Demerge Mexico S.A. de C.V.	Mexico	Collection agent	99.999%	99.999%
Dlocal Mexico S.A. DE C.V.	Mexico	Collection agent	99.999%	99.999%
Dlocal Technologies Mexico S.A. DE C.V.	Mexico	Service provider	100%	—
Dlocal Chile SPA	Chile	Collection agent	100%	100%
Demerge Chile SPA	Chile	Collection agent	100%	—
Pagos y Servicios Limitada	Chile	Collection agent	100%	100%
Dlocal Colombia S.A.S.	Colombia	Collection agent	100%	100%
Demerge Colombia S.A.S.	Colombia	Collection agent	100%	100%
W-Collect S.A.S.	Colombia	Collection agent	100%	—
BH Collect S.A.S.	Colombia	Collection agent	100%	—
Demerge Peru S.A.C.	Peru	Collection agent	99%	99%
Depansum Solutions Private Limited	India	Collection agent	99%	99%
Dlocal Uruguay S.A.	Uruguay	Collection agent	100%	100%
Demerege Ecuador S.A. (2)	Ecuador	Collection agent	0.15%	0.15%
PT Dlocal Solutions Indonesia	Indonesia	Collection agent	100%	100%
DLocal Bangladesh Limited	Bangladesh	Collection agent	100%	100%
Dlocal Egypt LLC	Egypt	Collection agent	100%	100%
DLocal Morocco SARL AU	Morocco	Collection agent	100%	100%
Demerge Nigeria Limited	Nigeria	Collection agent	100%	100%
Dlocal Panama S.A.	Panama	Collection agent	100%	100%
Dlocal Paraguay S.A.	Paraguay	Collection agent	100%	—
Demerge República Dominicana SAS	República Dominicana	Collection agent	99.99%	—
Depansum PTY Limited	South Africa	Collection agent	100%	—
Dlocal India Pvt Limited	India	Collection agent	99.99%	—
Dlocal Services Arg S.A.	Argentina	Service provider	100%	—

(1) Dlocal Group Limited is the former parent company of the Group, see Note 1.2: Reorganization.

(2) Although Dlocal is the owner of 0.15% of Demerge Ecuador S.A., the Group controls its operations according to the guidelines in IFRS 10.